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                       SUPPLEMENT DATED FEBRUARY 15, 2007
              TO THE PROSPECTUS DATED MAY 1, 2006, AS AMENDED, FOR

                      LIFESTAGES(R) ELITE VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2006 prospectus (the "Prospectuses") for the LifeStages(R) Elite Variable Annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to clarify the instructions for making service requests in connection with the policies.

     Keeping this purpose in mind, please note the following:

      I. Under the section of the Prospectus entitled, "DEFINITIONS," replace the definition of "NYLIAC, WE, OUR OR US" with the following:

           NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectuses entitled, "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ELITE VARIABLE ANNUITY," as amended below.

      II. Under the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ELITE VARIABLE ANNUITY," the reference to "Question 15" in Question 5 is deleted and is replaced with a reference to "Question 17."

      III. Under the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ELITE VARIABLE ANNUITY," Question 12 is deleted in its entirety and is replaced with the following:

          12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

                You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICIES--Your Right to Cancel ("Free Look")," as amended below.)

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      IV.   Under the section of the Prospectus entitled, "QUESTIONS AND ANSWERS
            ABOUT LIFESTAGES(R) ELITE VARIABLE ANNUITY," Question 15 is deleted in its entirety and is replaced with the following:

          15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

                Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:

                     REGULAR MAIL  NYLIAC Variable Products Service Center
                                   Madison Square Station
                                   P.O. Box 922
                                   New York, NY 10159

                     EXPRESS MAIL  NYLIAC Variable Products Service Center
                                   51 Madison Avenue, Room 651
                                   New York, NY 10010

                Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

                Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

          16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

           A. BY TELEPHONE:

                Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

           B. BY INTERNET:

                Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

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          17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

                Subsequent premium payments and loan repayments must be sent to one of the following addresses:

                     REGULAR MAIL  NYLIAC
                                   75 Remittance Drive
                                   Suite 3021
                                   Chicago, IL 60675-3021

                     EXPRESS MAIL  NYLIAC, Suite 3021
                                   c/o The Northern Trust Bank
                                   350 North Orleans Street
                                   Receipt & Dispatch, 8th Floor
                                   Chicago, IL 60654

                Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments," as amended below.)

      V. In the section of the Prospectus entitled "POLICYOWNER INQUIRIES," delete the reference to "Question 15" and replace it with a reference to "Questions 15, 16, and 17."

      VI. In the section of the Prospectus entitled "POLICY APPLICATION AND PREMIUM PAYMENTS," the first two paragraphs of such section are deleted in their entirety and replaced with the following:

                To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Centers, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

                Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

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      VII.  In the section of the Prospectuses entitled "YOUR RIGHT TO CANCEL
            ("FREE LOOK")," the language contained in such section is deleted in its entirety and replaced with the following:

                You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth this provision in your policy.

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                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

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